Contributed Capital - Summary of Details in Number of Outstanding Capital Stock (Details) - ₩ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding	641,964,077	641,964,077	641,964,077
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares authorized	1,200,000,000	1,200,000,000
Shares issued	641,964,077	641,964,077
Par value per share	₩ 5,000	₩ 5,000
Number of shares outstanding	641,964,077	641,964,077